CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Loans and fees on loans	$ 48,835	$ 43,500	$ 37,999
Investment securities and FHLB stock	5,066	4,786	4,698
Federal funds and other	266	149	86
Total Interest income	54,167	48,435	42,783
Interest expense:
Interest-bearing checking and money market	3,723	2,756	2,144
Time deposits	2,271	3,313	5,371
Borrowings and repurchase agreements	2,135	1,315	1,163
Total interest expense	8,129	7,384	8,678
Net interest income	46,038	41,051	34,105
Provision for loan losses	591	750	538
Net interest income after provision for loan losses	45,447	40,301	33,567
Non-interest income:
Increase in cash surrender value of bank owned life insurance	916	853	799
Net gain on sale of securities	106	542	87
Service charges and fees	243	219	207
Mortgage origination fees and gains on sale of loans	172	197	112
Net loss on sale or impairment of foreclosed assets	(700)	(759)	(903)
Other fees and income	557	402	402
Total non-interest income	1,294	1,454	704
Non-interest expense:
Salaries and employee benefits	15,604	13,331	11,826
Furniture, equipment and software costs	2,010	1,878	1,340
Occupancy	1,441	1,547	999
Data processing	1,115	1,103	1,229
Professional fees	1,056	737	1,119
Director related fees and expenses	883	921	978
Advertising and public relations	871	934	876
FDIC and other supervisory assessments	703	939	932
Unreimbursed loan costs and foreclosure related expenses	528	874	496
Other	2,663	2,496	2,114
Total non-interest expense	26,874	24,760	21,909
Income before income taxes	19,867	16,995	12,362
Income tax expense	6,477	5,761	4,403
Net income	$ 13,390	$ 11,234	$ 7,959
Net income per common share
Basic	$ 2.69	$ 2.49	$ 1.79
Diluted	$ 2.68	$ 2.47	$ 1.77